Average Annual Total Returns - FidelityFreedomBlendFunds-AMCIZComboPRO - FidelityFreedomBlendFunds-AMCIZComboPRO - Fidelity Freedom Blend 2030 Fund	Sep. 08, 2023
Fidelity Advisor Freedom Blend 2030 Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(17.46%)
Since Inception	3.83%	[1]
Fidelity Advisor Freedom Blend 2030 Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(19.16%)
Since Inception	2.68%	[2]
Fidelity Advisor Freedom Blend 2030 Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(20.80%)
Since Inception	2.36%	[3]
Fidelity Advisor Freedom Blend 2030 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(22.51%)
Since Inception	2.05%	[4]
Fidelity Advisor Freedom Blend 2030 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(23.55%)
Since Inception	0.58%	[4]
Fidelity Advisor Freedom Blend 2030 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(12.80%)
Since Inception	1.37%	[4]
Fidelity Advisor Freedom Blend 2030 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(17.59%)
Since Inception	3.71%	[5]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Since Inception	8.55%
F0203
Average Annual Return:
Past 1 year	(16.76%)
Since Inception	3.79%

[1]	EFrom August 31, 2018.
[2]	CFrom August 31, 2018.
[3]	BFrom August 31, 2018.
[4]	AFrom August 31, 2018.
[5]	DFrom August 31, 2018.